Bonds and financing (Details 5 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 19, 2019	Dec. 31, 2022		Dec. 31, 2021
Bonds and financing
Contribution of bonds		R$ (250,000)	[1]	R$ (500,000)	[2]
Bonds with Related Parties [member]
Bonds and financing
Contribution of bonds	R$ 1,535,800
Percentage of proceeds from bonds issued to be use for repay upon any liquidity event	50.00%
Bonds with third parties [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		2.74%		4.47%
Number of consecutive periods		2
Number of alternate periods		3
Bonds with third parties [member] | 2021 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		4.25%
Bonds with third parties [member] | 2022 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		4.00%
Bonds with third parties [member] | 2023 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		3.75%
Bonds with third parties [member] | 2024 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		3.50%

[1]	On September 28, 2022, the Company issued simple debentures not convertible into shares, subject to remunerative interest of 100% of the CDI, plus a spread of 2.40% per year, in the total amount of R$250,000. The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, whose average term has become 37 months.
[2]	On August 6, 2021, the Company´s subsidiary Somos Sistemas de Ensino S.A. issued R$ 500 million in simple debentures not convertible into shares, subject to compensatory interest of 100% of DI Interest Deposit rate (CDI), plus spread of 2.30% per year. The debentures are aimed at reinforcing the Company’s capital structure and elongating the debt maturity profile, which average maturity now stands at 35 months.